Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is comprised of the following:

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Accounts receivable	36,837,847	7,751,252	995,882
Allowance for expected credit losses	(2,668,186)	(465,974)	(59,868)
Total	34,169,661	7,285,278	936,014

Schedule of Allowance for Expected Credit Losses

Allowance for expected credit losses, net consists of the following:

	2024	2025	2025
	HKD	HKD	US$
Beginning balance, January 1	1,414,818	2,668,186	342,809
Addition (reversal)	1,253,368	(2,202,718)	(283,006)
Exchange realignment	—	506	65
Ending balance, December 31	2,668,186	465,974	59,868